Note 10 - Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]

10. Commitments and Contingencies

(a) Time charters: As of June 30, 2026, future minimum contractual time charter revenues assuming 365 revenue days per annum per vessel and the earliest redelivery dates possible, based on vessels’ committed, non-cancellable, time charter contracts, are as follows:

12-month period ending June 30,	Amount
2027	$85,330
2028	23
Total	$85,353

The above calculation includes the time charter arrangements of the Company’s vessels in operation as of June 30, 2026, but excludes the time charter arrangements for 14 vessels in operation for which their time charter rate is index linked. These arrangements as of June 30, 2026, have remaining terms of up to 12 months.

(b) Charter-in commitments: The Company within its context of operations has entered into a charter-in arrangement with unrelated third parties for one vessel that is currently under construction. Such lease payments of approximately $34.0 million are payable in varying amounts, from the fourth quarter of 2027 until the fourth quarter of 2033.

(c) Other: Various claims, suits, and complaints, including those involving government regulations, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents or suppliers relating to the Company’s vessels. The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. The Company is covered for liabilities associated with the vessels’ operations up to the customary limits provided by the Protection and Indemnity (“P&I”) Clubs, members of the International Group of P&I Clubs. The Company is involved in certain routine, non-material commercial claims, principally relating to contractual disputes with certain of our charterers and owners of vessels in the CBI fleet. The related legal proceedings are at various stages of resolution. Currently, management is not aware of any such claims not covered by insurance or of any contingent liabilities, which should be disclosed, or for which a provision has not been established in the accompanying consolidated financial statements.